Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net	$ 10,400		$ 10,400	$ 10,400		$ 9,600
Recognized revenue			5,700	$ 500		5,000	$ 4,400
Advertising costs						300	200	$ 100
Research and development costs						1,100	1,100	1,000
Restructuring Charges			145			267	6,379	100
Foreign currency translation						1,200	1,200	2,200
Interest expense	$ 1,265	$ 569	$ 3,705		$ 2,094	3,062	2,836	2,844
Income tax expense								263
Income tax expense						$ 1,653	886	$ 776
Customer Relationships [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average useful lives of customer relationships	3 years 3 months 18 days		3 years 3 months 18 days	3 years 3 months 18 days		5 years
Accounts receivable, net						$ 9,500
Other Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of concentration of Credit Risk						10.00%
Customer Contracts [Member] | Customer Relationships [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net							8,300
Minimum [Member] | Customer Relationships [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average useful lives of customer relationships						4 years
Minimum [Member] | Developed Technology Rights [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average useful lives of customer relationships						5 years
Maximum [Member] | Customer Relationships [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average useful lives of customer relationships						16 years
Maximum [Member] | Developed Technology Rights [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average useful lives of customer relationships						8 years 6 months
CF ACQUISITION CORP VIII [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000		$ 250,000	$ 250,000		$ 250,000
Interest expense						689,606
Income tax expense						$ 111,000	$ 0
Interest expense			$ (100,000)
Public shares (in Shares)	669,661		669,661	669,661
Income tax expense	$ 41,000		$ 67,000
Effective tax rate	(0.20%)	(13.80%)	(0.30%)		3.70%
Income tax expense		$ 98,000			$ 139,000
CF ACQUISITION CORP VIII [Member] | Federal Statutory Rate [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Effective tax rate						4.40%	0.00%
CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption (in Shares)	706,319		706,319	706,319		2,960,098	25,000,000
Interest expense	$ 210,000		$ 459,000
CF ACQUISITION CORP VIII [Member] | Class A Common Stock [Member] | Private Placement [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Warrant purchase (in Shares)	6,385,000		6,385,000	6,385,000		6,385,000
Outsourced Contract Costs [Member] | Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average useful lives of customer relationships						3 years
Outsourced Contract Costs [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average useful lives of customer relationships						5 years
Software and Software Development Costs [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Average useful lives of customer relationships						5 years